Supplemental guarantor consolidated balance sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Assets
Cash and balances at central banks	$ 159,425	$ 144,183	$ 169,445
Amounts due from banks	21,395	14,773	14,671
Receivables from securities financing transactions measured at amortized cost	61,977	60,010	67,814
Cash collateral receivables on derivative instruments	35,068	32,726	35,033
Loans and advances to customers	397,596	395,429	390,027
Other financial assets measured at amortized cost	52,180	49,289	53,389
Total financial assets measured at amortized cost	727,642	696,411	730,379
Financial assets at fair value held for trading	120,232	118,009	108,034
of which: assets pledged as collateral that may be sold or repledged by counterparties	39,568	37,569	36,742
Derivative financial instruments	124,046	114,253	150,109
Brokerage receivables	21,218	21,025	17,576
Financial assets at fair value not held for trading	63,714	66,511	59,408
Total financial assets measured at fair value through profit or loss	329,210	319,799	335,127
Financial assets measured at fair value through other comprehensive income	2,217	2,241	2,239
Investments in subsidiaries and associates	1,109	1,114	1,101
Property, equipment and software	11,193	11,274	11,316
Goodwill and intangible assets	6,281	6,272	6,267
Deferred tax assets	9,411	9,281	9,354
Other non-financial assets	9,254	10,367	9,652
Total assets	1,096,318	1,056,758	1,105,436
Liabilities
Amounts due to banks	16,290	13,595	11,596
Payables from securities financing transactions measured at amortized cost	12,320	9,870	4,202
Cash collateral payables on derivative instruments	31,445	32,240	36,436
Customer deposits	521,657	507,844	527,171
Funding from UBS Group AG measured at amortized cost	61,445	63,093	56,147
Debt issued measured at amortized cost	62,561	54,733	59,499
Other financial liabilities measured at amortized cost	11,673	10,695	10,391
Total financial liabilities measured at amortized cost	717,392	692,071	705,442
Financial liabilities at fair value held for trading	35,616	34,374	29,515
Derivative financial instruments	127,367	116,113	154,906
Brokerage payables designated at fair value	43,357	43,911	45,085
Debt issued designated at fair value	78,741	74,974	71,842
Other financial liabilities designated at fair value	31,425	28,018	32,033
Total financial liabilities measured at fair value through profit or loss	316,506	297,391	333,382
Provisions	3,817	3,886	3,183
Other non-financial liabilities	5,330	4,673	6,489
Total liabilities	1,043,044	998,021	1,048,496
Equity
Equity attributable to shareholders	52,922	58,386	56,598
Equity attributable to non-controlling interests	352	352	342
Total equity	53,274	58,738	56,940	$ 55,085
Total liabilities and equity	1,096,318	$ 1,056,758	1,105,436
Elimination entries
Assets
Cash and balances at central banks			0
Amounts due from banks	(60,222)		(50,441)
Receivables from securities financing transactions measured at amortized cost	(26,375)		(18,691)
Cash collateral receivables on derivative instruments	(13,538)		(11,856)
Loans and advances to customers	(30,091)		(31,233)
Other financial assets measured at amortized cost	(2,753)		(2,029)
Total financial assets measured at amortized cost	(132,979)		(114,250)
Financial assets at fair value held for trading	(1,982)		(1,848)
of which: assets pledged as collateral that may be sold or repledged by counterparties	(13,156)		(9,892)
Derivative financial instruments	(33,849)		(40,368)
Brokerage receivables	0		0
Financial assets at fair value not held for trading	(24,522)		(17,091)
Total financial assets measured at fair value through profit or loss	(60,353)		(59,308)
Financial assets measured at fair value through other comprehensive income			0
Investments in subsidiaries and associates	(49,894)		(53,255)
Property, equipment and software	(265)		(267)
Goodwill and intangible assets	5		5
Deferred tax assets	(83)		(16)
Other non-financial assets	10		4
Total assets	(243,558)		(227,087)
Liabilities
Amounts due to banks	(131,941)		(118,477)
Payables from securities financing transactions measured at amortized cost	(26,338)		(18,774)
Cash collateral payables on derivative instruments	(13,456)		(11,800)
Customer deposits	27,428		22,608
Funding from UBS Group AG measured at amortized cost			0
Debt issued measured at amortized cost	(57)		(173)
Other financial liabilities measured at amortized cost	(3,119)		(2,287)
Total financial liabilities measured at amortized cost	(147,482)		(128,903)
Financial liabilities at fair value held for trading	(1,784)		(1,570)
Derivative financial instruments	(33,813)		(40,363)
Brokerage payables designated at fair value	(4)		(7)
Debt issued designated at fair value	(127)		(110)
Other financial liabilities designated at fair value	(10,811)		(2,928)
Total financial liabilities measured at fair value through profit or loss	(46,539)		(44,977)
Provisions	(1)		(2)
Other non-financial liabilities	84		98
Total liabilities	(193,938)		(173,785)
Equity
Equity attributable to shareholders	(49,620)		(53,303)
Equity attributable to non-controlling interests			0
Total equity	(49,620)		(53,303)
Total liabilities and equity	(243,558)		(227,087)
UBS AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks	41,403		48,689
Amounts due from banks	58,247		39,691
Receivables from securities financing transactions measured at amortized cost	48,438		51,493
Cash collateral receivables on derivative instruments	36,017		35,594
Loans and advances to customers	91,603		90,168
Other financial assets measured at amortized cost	23,165		24,005
Total financial assets measured at amortized cost	298,872		289,641
Financial assets at fair value held for trading	106,625		95,810
of which: assets pledged as collateral that may be sold or repledged by counterparties	45,553		41,056
Derivative financial instruments	122,172		149,447
Brokerage receivables	11,314		9,763
Financial assets at fair value not held for trading	53,343		45,302
Total financial assets measured at fair value through profit or loss	293,455		300,321
Financial assets measured at fair value through other comprehensive income	1,935		1,953
Investments in subsidiaries and associates	50,969		54,323
Property, equipment and software	5,904		5,852
Goodwill and intangible assets	212		213
Deferred tax assets	1,752		1,624
Other non-financial assets	6,354		6,930
Total assets	659,454		660,856
Liabilities
Amounts due to banks	45,557		41,395
Payables from securities financing transactions measured at amortized cost	21,049		9,425
Cash collateral payables on derivative instruments	32,431		35,528
Customer deposits	97,967		98,628
Funding from UBS Group AG measured at amortized cost	61,445		56,147
Debt issued measured at amortized cost	53,535		50,706
Other financial liabilities measured at amortized cost	5,598		4,903
Total financial liabilities measured at amortized cost	317,581		296,733
Financial liabilities at fair value held for trading	30,727		25,059
Derivative financial instruments	125,014		153,778
Brokerage payables designated at fair value	29,158		32,346
Debt issued designated at fair value	78,084		71,444
Other financial liabilities designated at fair value	20,073		17,888
Total financial liabilities measured at fair value through profit or loss	283,056		300,514
Provisions	1,889		1,904
Other non-financial liabilities	1,205		1,630
Total liabilities	603,731		600,782
Equity
Equity attributable to shareholders	55,723		60,075
Total equity	55,723		60,075
Total liabilities and equity	659,454		660,856
UBS Switzerland AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks	84,668		84,465
Amounts due from banks	6,891		6,357
Receivables from securities financing transactions measured at amortized cost	827		903
Cash collateral receivables on derivative instruments	1,832		1,221
Loans and advances to customers	239,061		229,861
Other financial assets measured at amortized cost	8,674		9,532
Total financial assets measured at amortized cost	341,954		332,339
Financial assets at fair value held for trading	124		173
of which: assets pledged as collateral that may be sold or repledged by counterparties	1		0
Derivative financial instruments	4,810		5,925
Brokerage receivables			0
Financial assets at fair value not held for trading	4,255		4,354
Total financial assets measured at fair value through profit or loss	9,189		10,453
Financial assets measured at fair value through other comprehensive income			0
Investments in subsidiaries and associates	34		33
Property, equipment and software	1,707		1,654
Goodwill and intangible assets			0
Deferred tax assets	263		276
Other non-financial assets	1,697		1,768
Total assets	354,843		346,522
Liabilities
Amounts due to banks	42,309		37,123
Payables from securities financing transactions measured at amortized cost	439		247
Cash collateral payables on derivative instruments	1,361		1,518
Customer deposits	276,512		273,316
Funding from UBS Group AG measured at amortized cost			0
Debt issued measured at amortized cost	9,083		8,965
Other financial liabilities measured at amortized cost	3,076		2,221
Total financial liabilities measured at amortized cost	332,780		323,391
Financial liabilities at fair value held for trading	351		183
Derivative financial instruments	5,316		6,177
Brokerage payables designated at fair value			0
Debt issued designated at fair value			0
Other financial liabilities designated at fair value			0
Total financial liabilities measured at fair value through profit or loss	5,667		6,360
Provisions	215		239
Other non-financial liabilities	1,098		1,019
Total liabilities	339,760		331,009
Equity
Equity attributable to shareholders	15,083		15,513
Total equity	15,083		15,513
Total liabilities and equity	354,843		346,522
Other subsidiaries | Reportable legal entities
Assets
Cash and balances at central banks	33,354		36,291
Amounts due from banks	16,479		19,063
Receivables from securities financing transactions measured at amortized cost	39,088		34,110
Cash collateral receivables on derivative instruments	10,757		10,074
Loans and advances to customers	97,024		101,231
Other financial assets measured at amortized cost	23,093		21,880
Total financial assets measured at amortized cost	219,795		222,649
Financial assets at fair value held for trading	15,466		13,899
of which: assets pledged as collateral that may be sold or repledged by counterparties	7,170		5,578
Derivative financial instruments	30,912		35,106
Brokerage receivables	9,905		7,814
Financial assets at fair value not held for trading	30,637		26,843
Total financial assets measured at fair value through profit or loss	86,919		83,661
Financial assets measured at fair value through other comprehensive income	282		286
Investments in subsidiaries and associates	0		0
Property, equipment and software	3,847		4,077
Goodwill and intangible assets	6,064		6,050
Deferred tax assets	7,479		7,470
Other non-financial assets	1,193		951
Total assets	325,579		325,144
Liabilities
Amounts due to banks	60,365		51,555
Payables from securities financing transactions measured at amortized cost	17,170		13,303
Cash collateral payables on derivative instruments	11,108		11,191
Customer deposits	119,750		132,619
Debt issued measured at amortized cost	1		1
Other financial liabilities measured at amortized cost	6,118		5,554
Total financial liabilities measured at amortized cost	214,513		214,222
Financial liabilities at fair value held for trading	6,321		5,843
Derivative financial instruments	30,850		35,314
Brokerage payables designated at fair value	14,204		12,746
Debt issued designated at fair value	783		508
Other financial liabilities designated at fair value	22,163		17,074
Total financial liabilities measured at fair value through profit or loss	74,321		71,484
Provisions	1,713		1,041
Other non-financial liabilities	2,943		3,742
Total liabilities	293,491		290,490
Equity
Equity attributable to shareholders	31,736		34,313
Equity attributable to non-controlling interests	352		342
Total equity	32,088		34,655
Total liabilities and equity	$ 325,579		$ 325,144